Related Party Transactions and Balances - Schedule of Amounts Due to Related Parties (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
HuaJun Yan [Member]
Schedule of Amounts Due to Related Parties [Line Items]
Amounts due to related parties	$ 285,193	$ 980,833
Caifen Yan [Member]
Schedule of Amounts Due to Related Parties [Line Items]
Amounts due to related parties	300,000
Related Party [Member]
Schedule of Amounts Due to Related Parties [Line Items]
Amounts due to related parties	$ 585,193	$ 980,833